Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Vessels and equipment	$ 17,707	$ 1,646
Tax losses carried forward	167,179	164,009
Other	17,697	19,674
Total deferred tax assets	202,583	185,329
Deferred tax liabilities:
Vessels and equipment	1,256	22,913
Provisions	0	6,512
Other	21,232	0
Total deferred tax liabilities	22,488	29,425
Net deferred tax assets	180,095	155,904
Valuation allowance	(172,867)	(153,302)
Net deferred tax assets	$ 7,228	$ 2,602